Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Completely wrong 8-K
Document Period End Date	Oct. 23, 2023
Entity File Number	000-54464
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Entity Tax Identification Number	45-1967797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1100 Peachtree St. NE8
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(786)
Local Phone Number	855-6190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false